SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Detail) - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Denominator For Calculation Of Earnings Per Share [Abstract]
Net loss		$ (5,408,386)	$ (2,234,911)	$ (20,000)	$ (7,643,297)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	[1]			6,375,000
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption				$ 0.00
Class A Common Stock Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,300,287			24,300,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ 0.00			$ 0.00
Non-Redeemable Class A and Class B Common Stock
Denominator For Calculation Of Earnings Per Share [Abstract]
Net loss		$ (5,408,386)			$ (7,643,297)
Non-redeemable net loss		$ (5,408,386)			$ (7,643,297)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		7,544,201			8,729,045
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ (0.72)			$ (0.88)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).